UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 142.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
Accudyne Industries, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024		647	$649,658
IAP Worldwide Services, Inc.
Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(2)		413	335,411
TransDigm, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,010	6,018,130
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,564	2,567,840
Wesco Aircraft Hardware Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		890	878,566
WP CPP Holdings, LLC
Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		525	526,805

			$10,976,410

Automotive — 3.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		3,029	$3,023,826
Apro, LLC
Term Loan, 6.14%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		268	269,235
Belron Finance US, LLC
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		522	524,497
Chassix, Inc.
Term Loan, 7.94%, (USD LIBOR + 5.50%), Maturing November 15, 2023(3)		1,343	1,363,399
CS Intermediate Holdco 2, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		591	592,542
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,015	1,018,555
FCA US, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		1,209	1,211,872
Federal-Mogul Holdings Corporation
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		3,005	3,018,042
Horizon Global Corporation
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		341	331,147
L&W, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		775	777,422
Sage Automotive Interiors, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		714	719,481
Tenneco, Inc.
Term Loan, Maturing June 14, 2025(4)		3,475	3,465,228
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	778	911,081
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		957	959,403

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	1,137	$1,142,470

		$19,328,200

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,467	$2,477,656
Flavors Holdings, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	1,038	955,021
Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	775,000

		$4,207,677

Brokerage/Securities Dealers/Investment Houses — 1.0%
Aretec Group, Inc.
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	1,422	$1,429,587
Term Loan - Second Lien, 9.59%, (1 mo. USD LIBOR + 7.50% (2.00% Cash, 7.59% PIK)), Maturing May 23, 2021	2,226	2,235,289
OZ Management L.P.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	520	524,550
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.84%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	550	558,250
Salient Partners L.P.
Term Loan, 10.58%, (1 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	669	658,965

		$5,406,641

Building and Development — 3.5%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	2,642	$2,633,609
Beacon Roofing Supply, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	574	574,126
Core & Main L.P.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing August 1, 2024(3)	744	748,097
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,873	1,878,083
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (USD LIBOR + 3.25%), Maturing November 4, 2021(3)	4,217	4,220,032
GGP, Inc.
Term Loan, Maturing May 4, 2025(4)	950	944,063
Henry Company, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	395	396,476
Quikrete Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,524	2,524,038
RE/MAX International, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,835	1,838,963
Realogy Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	562	564,074
Summit Materials Companies I, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	597	597,149
Werner FinCo L.P.
Term Loan, 6.09%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,092	1,073,378

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		565	$571,823
Term Loan - Second Lien, 11.08%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,350	1,370,250

			$19,934,161

Business Equipment and Services — 14.1%
Acosta Holdco, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,932	$2,317,295
Adtalem Global Education, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2025		375	377,813
AlixPartners, LLP
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,225	2,231,474
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,395	1,620,423
ASGN Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		455	455,457
Blitz F18-675 GmbH
Term Loan, Maturing July 31, 2025(4)	EUR	1,500	1,745,255
BMC Software Finance, Inc.
Term Loan, Maturing June 26, 2025(4)		2,800	2,802,080
Term Loan, Maturing June 27, 2025(4)	EUR	275	322,737
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		520	522,854
Brickman Group Ltd., LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020		584	586,489
Camelot UK Holdco Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,926	1,931,998
Cast and Crew Payroll, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		395	393,781
Ceridian HCM Holding, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		1,425	1,429,675
Change Healthcare Holdings, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		6,443	6,441,427
Corporate Capital Trust, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		910	913,013
CPM Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		267	269,085
Crossmark Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,126	726,354
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,262	1,263,959
EAB Global, Inc.
Term Loan, 6.25%, (USD LIBOR + 3.75%), Maturing November 15, 2024(3)		1,272	1,265,453
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(2)(5)		225	42,364
Term Loan, 0.00%, Maturing July 2, 2020(2)(5)		505	0
EIG Investors Corp.
Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		3,207	3,220,519

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		373	$375,923
Extreme Reach, Inc.
Term Loan, 8.33%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,970	1,969,786
First Data Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		2,239	2,241,029
Garda World Security Corporation
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		1,903	1,916,989
Term Loan, 5.90%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	864	665,890
Global Payments, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		912	914,329
GlobalLogic Holdings, Inc.
Term Loan, Maturing August 27, 2025(4)		59	59,746
Term Loan, Maturing August 27, 2025(4)		416	418,223
IG Investment Holdings, LLC
Term Loan, 5.68%, (USD LIBOR + 3.50%), Maturing May 23, 2025(3)		2,615	2,625,291
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		839	845,670
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	2,065	2,389,373
Iron Mountain, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		848	839,396
J.D. Power and Associates
Term Loan, 6.33%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		3,252	3,276,291
KAR Auction Services, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,726	1,733,036
Kronos Incorporated
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		5,777	5,801,805
LegalZoom.com, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		721	724,041
Term Loan - Second Lien, 10.56%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		550	555,500
Monitronics International, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,155	2,028,162
PGX Holdings, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,203	1,177,726
Ping Identity Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		350	350,875
Pre-Paid Legal Services, Inc.
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		475	477,672
Prime Security Services Borrower, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,636	2,643,522
Red Ventures, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		981	991,668
SMG Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		224	225,326
Solera, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		796	797,670
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,178	3,190,240

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tempo Acquisition, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,836	$1,840,837
Trans Union, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		425	426,461
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		1,950	1,950,244
Vantiv, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		324	324,546
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		1,771	1,771,393
Vestcom Parent Holdings, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		493	493,116
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		248	247,013
West Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		325	325,474
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,070	1,071,185
ZPG PLC
Term Loan, Maturing June 30, 2025(4)	GBP	700	919,933

			$79,484,886

Cable and Satellite Television — 6.0%
Charter Communications Operating, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,507	$3,513,551
CSC Holdings, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,512	3,499,566
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,247	1,245,966
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	444	504,163
Term Loan, 4.82%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,827	1,744,666
Radiate Holdco, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		1,860	1,846,119
Telenet Financing USD, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,200	2,190,375
Unitymedia Finance, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		950	948,416
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,168,306
UPC Financing Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,400	2,391,562
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	2,000	2,335,047
Virgin Media Bristol, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		6,725	6,721,846
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,200	2,551,845
Ziggo Secured Finance Partnership
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,475	3,457,625

			$34,119,053

Chemicals and Plastics — 6.3%
Alpha 3 B.V.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		644	$645,456
Aruba Investments, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		980	981,880

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ashland, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		569	$571,385
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,633	2,635,395
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	579	679,155
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		304	303,089
Emerald Performance Materials, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		503	505,654
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		550	554,469
Ferro Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		321	322,255
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		328	329,261
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		420	421,731
Flint Group GmbH
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(3)		143	135,662
Flint Group US, LLC
Term Loan, 5.34%, (USD LIBOR + 3.00%), Maturing September 7, 2021(3)		867	820,642
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,129	2,134,739
H.B. Fuller Company
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,951	1,954,548
Ineos US Finance, LLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	2,960	3,440,598
Invictus US, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		474	475,293
Kraton Polymers, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		986	991,471
MacDermid, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,050	1,054,111
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,618	2,629,013
Minerals Technologies, Inc.
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing February 14, 2024(3)		869	875,739
Orion Engineered Carbons GmbH
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,120	1,124,560
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	753	880,003
PQ Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,952	2,955,186
Prince Minerals, Inc.
Term Loan, 5.90%, (USD LIBOR + 3.50%), Maturing March 20, 2025(3)		349	351,307
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		63	63,447
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		356	359,530
Spectrum Holdings III Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		340	340,610
Tronox Blocked Borrower, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,015	1,021,909
Tronox Finance, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,343	2,358,252

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unifrax Corporation
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		545	$550,523
Univar, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		2,438	2,448,192
Venator Materials Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		372	374,514

			$35,289,579

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		248	$247,500

			$247,500

Containers and Glass Products — 4.5%
Berlin Packaging, LLC
Term Loan, 5.12%, (USD LIBOR + 3.00%), Maturing November 7, 2025(3)		250	$250,215
Berry Global, Inc.
Term Loan, 4.08%, (USD LIBOR + 2.00%), Maturing October 1, 2022(3)		786	788,569
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,465	2,461,912
Consolidated Container Company, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		372	373,665
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	575	674,425
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,086	3,084,009
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,425	1,428,562
Libbey Glass, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,070	1,061,052
Pelican Products, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		600	602,343
Reynolds Group Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,266	5,289,486
Ring Container Technologies Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		721	721,826
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	1,935	2,268,147
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022		1,095	1,100,207
Trident TPI Holdings, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,368	1,599,017
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		548	547,018
Verallia Packaging S.A.S
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,530	1,773,451
Term Loan, Maturing August 29, 2025(4)	EUR	1,375	1,602,430

			$25,626,334

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		1,820	$1,806,981

			$1,806,981

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Drugs — 5.9%
Albany Molecular Research, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	794	$794,893
Term Loan - Second Lien, 9.08%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	502,396
Alkermes, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	355	357,533
Amneal Pharmaceuticals, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	3,449	3,447,764
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	2,733	2,747,634
Bausch Health Companies, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	6,319	6,333,772
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	4,653	4,665,359
Horizon Pharma, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	3,254	3,261,030
Jaguar Holding Company II
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,570	6,581,171
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,479	2,446,389
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	848	841,940
PharMerica Corporation
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	773	776,928
Term Loan - Second Lien, 9.83%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	400	399,750

		$33,156,559

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 4.19%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	2,026	$2,031,214
Charah, LLC
Term Loan, 8.55%, (USD LIBOR + 6.25%), Maturing October 25, 2024(3)	534	541,486
EnergySolutions, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	1,200	1,212,000
GFL Environmental, Inc.
Term Loan, 2.75%, Maturing May 30, 2025(7)	262	262,103
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	2,113	2,109,928
Wastequip, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 13, 2025	125	125,428
Wrangler Buyer Corp.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	697	698,969

		$6,981,128

Electronics/Electrical — 16.1%
Almonde, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	2,605	$2,572,340
Answers Finance, LLC
Term Loan - Second Lien, 12.90%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021	482	472,173
Applied Systems, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	2,233	2,244,755

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aptean, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		2,493	$2,499,048
Avast Software B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		1,373	1,378,996
Barracuda Networks, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,175	1,176,835
Blackhawk Network Holdings, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		775	777,713
Campaign Monitor Finance Pty. Limited
Term Loan, 7.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		679	682,277
CommScope, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		360	361,905
CPI International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		645	646,335
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021		989	995,381
DigiCert, Inc.
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2024		1,945	1,953,026
Electro Rent Corporation
Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,231	1,243,562
Energizer Holdings, Inc.
Term Loan, Maturing June 30, 2025(4)		525	526,750
Entegris, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		118	118,463
Epicor Software Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		2,715	2,716,073
Exact Merger Sub, LLC
Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		596	598,478
EXC Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		473	473,216
Eze Castle Software, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		2,442	2,450,495
Flexera Software, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		224	224,718
Go Daddy Operating Company, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,241	5,257,689
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023		1,385	1,393,909
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 20, 2023	EUR	496	581,378
Hyland Software, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		3,086	3,101,849
Infoblox, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,005	2,021,877
Infor (US), Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,845	5,857,022
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	298	349,915
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,697	3,717,335
Lattice Semiconductor Corporation
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		484	485,497
MA FinanceCo., LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,825	2,816,570
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		481	479,746

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,196	$1,187,461
Microchip Technology Incorporated
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		2,525	2,535,731
MTS Systems Corporation
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,109	1,119,133
Prometric Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		299	298,409
Renaissance Holding Corp.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,200	1,200,500
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		175	175,109
Rocket Software, Inc.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		1,279	1,289,083
Seattle Spinco, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,250	3,239,844
SGS Cayman L.P.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		384	370,278
SkillSoft Corporation
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		4,750	4,595,768
SolarWinds Holdings, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		1,891	1,898,179
Southwire Company
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025		575	577,300
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		1,355	1,361,098
SS&C Technologies, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing April 16, 2025		3,531	3,548,413
SurveyMonkey, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		1,411	1,416,040
Sutherland Global Services, Inc.
Term Loan, 7.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,648	1,590,695
Switch, Ltd.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		248	248,841
Tibco Software, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		495	497,862
TTM Technologies, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		310	310,931
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,155	4,173,972
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		1,475	1,485,878
Veritas Bermuda, Ltd.
Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing January 27, 2023(3)		2,178	2,020,012
Vero Parent, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		2,456	2,465,035
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	572	672,638
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		746	744,540
Western Digital Corporation
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,616	1,618,573

			$90,816,649

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.09%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		4,069	$4,046,381
IBC Capital Limited
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		574	577,625

			$4,624,006

Financial Intermediaries — 4.7%
Citco Funding, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		2,510	$2,526,081
Clipper Acquisitions Corp.
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,169	1,172,282
Ditech Holding Corporation
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		3,438	3,270,564
Donnelley Financial Solutions, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		169	169,668
EIG Management Company, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		249	251,245
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(4)	EUR	107	124,005
Term Loan, Maturing February 6, 2025(4)	EUR	568	665,989
Focus Financial Partners, LLC
Term Loan, Maturing July 3, 2024(4)		1,800	1,800,000
Fortress Investment Group, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		984	986,410
Franklin Square Holdings, L.P.
Term Loan, Maturing July 25, 2025(4)		525	526,969
Freedom Mortgage Corporation
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,869	1,882,667
Greenhill & Co., Inc.
Term Loan, 5.85%, (USD LIBOR + 3.75%), Maturing October 12, 2022(3)		975	983,531
GreenSky Holdings, LLC
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025		1,372	1,376,706
Guggenheim Partners, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,023	1,025,385
Harbourvest Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,077	1,078,452
LPL Holdings, Inc.
Term Loan, 4.49%, (USD LIBOR + 2.25%), Maturing September 23, 2024(3)		1,361	1,364,254
MIP Delaware, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		99	99,318
NXT Capital, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022		2,562	2,571,595
Ocwen Financial Corporation
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		286	288,029
Sesac Holdco II, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		543	538,373
StepStone Group L.P.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		599	602,241
Victory Capital Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		257	258,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Virtus Investment Partners, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		670	$670,837
Walker & Dunlop, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		2,096	2,111,341

			$26,344,252

Food Products — 4.2%
Alphabet Holding Company, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,357	$2,221,649
American Seafoods Group, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		316	315,324
Badger Buyer Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		347	347,158
CHG PPC Parent, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		475	475,297
Del Monte Foods, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		1,161	1,025,226
Dole Food Company, Inc.
Term Loan, 4.84%, (USD LIBOR + 2.75%), Maturing April 6, 2024(3)		1,682	1,682,926
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	2,675	3,111,639
Hearthside Food Solutions, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		700	695,990
High Liner Foods Incorporated
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		759	741,095
HLF Financing S.a.r.l.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,382	1,388,941
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	277	325,083
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		1,576	1,580,134
JBS USA, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		6,870	6,871,450
Nomad Foods Europe Midco Limited
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		594	593,072
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		600	599,063
Post Holdings, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,634	1,635,996

			$23,610,043

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		5,433	$5,437,261
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		898	900,836
Dhanani Group, Inc.
Term Loan, Maturing June 27, 2025(4)		600	597,000
IRB Holding Corp.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		823	829,727
KFC Holding Co.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		958	959,295
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		866	874,100

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		261	$262,883
TKC Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		1,012	1,013,295
US Foods, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		798	799,460
Welbilt, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,417	1,427,293

			$13,101,150

Food/Drug Retailers — 1.7%
Albertsons, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,220	$1,216,143
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,478	1,473,429
Term Loan, Maturing May 2, 2023(4)		1,150	1,150,000
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,700	3,681,230
Diplomat Pharmacy, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		466	470,116
Holland & Barrett International
Term Loan, 5.89%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	400	505,332
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	453,513
Supervalu, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		195	195,485
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		325	325,808

			$9,471,056

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 6.20%, (1 week USD LIBOR + 4.25%), Maturing November 3, 2023		1,028	$1,032,089

			$1,032,089

Health Care — 14.3%
Acadia Healthcare Company, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		236	$236,791
ADMI Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		1,675	1,678,559
Akorn, Inc.
Term Loan, 6.88%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021		1,836	1,810,674
Alliance Healthcare Services, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		1,015	1,020,920
Term Loan - Second Lien, 12.08%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		475	477,375
Argon Medical Devices, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		773	776,687
Auris Luxembourg III S.a.r.l.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		750	755,026
Avantor, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		1,219	1,229,667
Beaver-Visitec International, Inc.
Term Loan, 6.17%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		786	787,965
BioClinica, Inc.
Term Loan, 6.62%, (USD LIBOR + 4.25%), Maturing October 20, 2023(3)		1,455	1,389,382
BW NHHC Holdco, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		975	965,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Carestream Dental Equipment, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,365	$1,362,698
Certara L.P.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		993	999,944
CHG Healthcare Services, Inc.
Term Loan, 5.25%, (USD LIBOR + 3.00%), Maturing June 7, 2023(3)		3,181	3,191,972
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		1,953	1,923,946
Concentra, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		777	778,997
Convatec, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		566	569,207
CPI Holdco, LLC
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		667	669,065
CryoLife, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		498	502,268
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	850	984,629
DaVita, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		1,604	1,615,300
DJO Finance, LLC
Term Loan, 5.46%, (USD LIBOR + 3.25%), Maturing June 8, 2020(3)		2,086	2,085,283
Envision Healthcare Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		4,010	4,014,484
Equian, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		595	596,482
Genoa, a QoL Healthcare Company, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		2,063	2,075,660
Gentiva Health Services, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		1,979	1,992,743
GHX Ultimate Parent Corporation
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		894	893,500
Greatbatch Ltd.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,798	1,808,066
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,358	3,371,652
Hanger, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		1,047	1,046,066
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		3,035	3,030,957
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,200	1,176,750
IQVIA, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		493	494,725
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		918	918,636
Kinetic Concepts, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		2,648	2,659,836
KUEHG Corp.
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022		2,991	3,001,565
Term Loan - Second Lien, 10.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		400	408,000
Medical Depot Holdings, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023		400	367,768

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Medical Solutions, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	746	$746,813
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	450	455,063
MPH Acquisition Holdings, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,339	3,342,817
National Mentor Holdings, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	992	997,110
Navicure, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	622	624,207
New Millennium Holdco, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	491	272,620
One Call Corporation
Term Loan, 7.32%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	2,368	2,283,836
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,295	3,298,200
Parexel International Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,581	2,577,597
Press Ganey Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	739	739,673
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,172	1,177,923
R1 RCM, Inc.
Term Loan, 7.62%, (3 mo. USD LIBOR + 5.25%), Maturing April 27, 2025	575	575,719
RadNet, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,490	1,501,097
Select Medical Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,605	1,612,377
Sotera Health Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	830	831,047
Sound Inpatient Physicians
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	450	453,094
Surgery Center Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	993	993,947
Syneos Health, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	435	435,295
Team Health Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,000	1,947,196
Tecomet, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	767	770,766
U.S. Anesthesia Partners, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,139	1,140,617
Wink Holdco, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	473	470,853

		$80,916,362

Home Furnishings — 0.9%
Bright Bidco B.V.
Term Loan, 5.75%, (USD LIBOR + 3.50%), Maturing June 30, 2024(3)	1,511	$1,503,346
Serta Simmons Bedding, LLC
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,383	3,696,803

		$5,200,149

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 5.8%
Apex Tool Group, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,370	$2,378,887
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 6, 2025(7)		46	45,725
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025		203	202,206
Clark Equipment Company
Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,618	1,619,709
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	669	786,291
Delachaux S.A.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		385	387,685
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	30	34,699
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	75	86,749
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	270	313,494
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	674	783,736
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		846	851,305
DXP Enterprises, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		496	499,352
Engineered Machinery Holdings, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		323	323,577
EWT Holdings III Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,923	1,934,478
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	374	437,191
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,596	1,604,122
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	382	445,706
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,189	1,193,836
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	864	1,006,219
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,196	4,211,108
Hayward Industries, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		447	448,951
Milacron, LLC
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,550	2,547,059
Paladin Brands Holding, Inc.
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,210	1,217,649
Pro Mach Group, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		224	223,343
Reece Limited
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		825	827,063
Rexnord, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		1,897	1,902,624
Robertshaw US Holding Corp.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		973	970,131
Shape Technologies Group, Inc.
Term Loan, 5.15%, (USD LIBOR + 3.00%), Maturing April 21, 2025(3)		225	224,438
Tank Holding Corp.
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing March 17, 2022(3)		1,054	1,058,652

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		336	$336,884
Titan Acquisition Limited
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,893	2,852,573
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	900	1,056,361

			$32,811,803

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,339	$2,341,195
AmWINS Group, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,817	2,817,200
Asurion, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,677	4,682,578
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,081	2,081,134
Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,475	2,516,251
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	500	574,991
Hub International Limited
Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing April 25, 2025(3)		4,825	4,827,215
NFP Corp.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,055	2,053,287
Sedgwick Claims Management Services, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		1,072	1,071,705
USI, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		2,804	2,800,964

			$25,766,520

Leisure Goods/Activities/Movies — 5.4%
AMC Entertainment Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		2,115	$2,120,287
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		542	543,056
Ancestry.com Operations, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		2,867	2,873,112
Bombardier Recreational Products, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,334	4,326,352
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,205	1,196,597
ClubCorp Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,738	1,738,201
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	848	984,440
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		1,970	1,966,505
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,538	1,532,429
Emerald Expositions Holding, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,098	1,103,624
Etraveli Holding AB
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing August 2, 2024	EUR	775	898,883

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		195	$197,383
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,514	1,529,719
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		2,451	2,454,660
Match Group, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		503	506,898
Sabre GLBL, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		946	948,117
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,698	1,694,454
SRAM, LLC
Term Loan, 4.95%, (USD LIBOR + 2.75%), Maturing March 15, 2024(3)		1,718	1,725,835
Steinway Musical Instruments, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		848	853,174
UFC Holdings, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,400	1,407,063

			$30,600,789

Lodging and Casinos — 6.0%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,143	$1,143,513
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(4)	EUR	450	528,181
Boyd Gaming Corporation
Term Loan, 4.45%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		934	940,315
CityCenter Holdings, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,454	2,459,686
Eldorado Resorts, LLC
Term Loan, 4.40%, (USD LIBOR + 2.25%), Maturing April 17, 2024(3)		808	809,551
ESH Hospitality, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,218	1,218,172
Four Seasons Hotels Limited
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		911	911,980
Golden Nugget, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,268	4,287,402
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,250	1,455,814
Term Loan, 4.17%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	650	849,558
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,047	1,050,430
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	501,250
Hilton Worldwide Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		3,668	3,683,597
Las Vegas Sands, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,022	1,022,295
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing April 25, 2023		1,882	1,883,452
Playa Resorts Holding B.V.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,430	2,414,417

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	900	$1,053,895
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,950	3,992,857
Tropicana Entertainment, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		79	79,144
VICI Properties 1, LLC
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,124	2,128,731
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,275	1,279,440

			$33,693,680

Nonferrous Metals/Minerals — 1.2%
Dynacast International, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,197	$1,199,772
Global Brass & Copper, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		811	808,536
Murray Energy Corporation
Term Loan, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		1,888	1,775,067
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(2)(5)		888	68,478
Oxbow Carbon, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		634	643,256
Term Loan - Second Lien, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		725	739,500
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	1,077,930
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(2)(8)		691	436,755

			$6,749,294

Oil and Gas — 2.5%
Ameriforge Group, Inc.
Term Loan, 11.30%, (3 mo. USD LIBOR + 9.00% (10.30% Cash, 1.00% PIK)), Maturing June 8, 2022		736	$741,227
Apergy Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		350	351,528
BCP Raptor, LLC
Term Loan, 6.42%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		693	670,261
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		938	944,010
Delek US Holdings, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025		374	375,231
Fieldwood Energy, LLC
Term Loan, 7.33%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,377	2,388,884
Term Loan - Second Lien, 9.33%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		202	196,099
Green Plains Renewable Energy, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		993	1,007,388
McDermott Technology Americas, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		1,197	1,205,977
Medallion Midland Acquisition, LLC
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		597	587,672

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MEG Energy Corp.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,284	$1,287,328
PSC Industrial Holdings Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	697	699,547
Sheridan Investment Partners II L.P.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	34	30,931
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	92	82,937
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	662	596,205
Sheridan Production Partners I, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	113	100,407
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	184	164,384
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,391	1,240,560
Ultra Resources, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,450	1,335,208

		$14,005,784

Publishing — 1.7%
Ascend Learning, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,092	$1,093,115
Getty Images, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,339	3,275,483
Harland Clarke Holdings Corp.
Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	811	782,329
Lamar Media Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	524	524,342
LSC Communications, Inc.
Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	958	960,330
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	525	530,245
Multi Color Corporation
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	323	323,981
ProQuest, LLC
Term Loan, 5.92%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,621	1,633,866
Tweddle Group, Inc.
Term Loan, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing October 24, 2022(2)	732	351,408

		$9,475,099

Radio and Television — 4.3%
ALM Media Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	380	$352,957
CBS Radio, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,501	1,496,465
Cumulus Media New Holdings, Inc.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	2,971	2,941,048
Entravision Communications Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,067	1,056,268
Gray Television, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	209	209,064
Hubbard Radio, LLC
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	622	624,282
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(5)	2,132	1,658,372
Term Loan, 0.00%, Maturing July 30, 2019(5)	364	280,742

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mission Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	310	$311,025
Nexstar Broadcasting, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,327	2,333,078
Raycom TV Broadcasting, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	1,067	1,069,272
Sinclair Television Group, Inc.
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	474	474,358
Term Loan, Maturing December 12, 2024(4)	2,925	2,926,082
Univision Communications, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	8,606	8,368,456

		$24,101,469

Retailers (Except Food and Drug) — 5.0%
Ascena Retail Group, Inc.
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	1,883	$1,709,523
Bass Pro Group, LLC
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,290	1,300,249
BJ’s Wholesale Club, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	965	968,786
CDW, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	3,721	3,726,923
Coinamatic Canada, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	43	43,259
David’s Bridal, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,971	1,832,872
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (USD LIBOR + 3.75%), Maturing July 9, 2019(3)	2,103	2,074,526
Global Appliance, Inc.
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	943	949,947
Go Wireless, Inc.
Term Loan, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	707	703,046
Harbor Freight Tools USA, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	442	441,123
J. Crew Group, Inc.
Term Loan, 5.21%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(3)	2,864	2,161,607
LSF9 Atlantis Holdings, LLC
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	975	957,937
Neiman Marcus Group Ltd., LLC
Term Loan, 5.34%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,101	1,859,036
Party City Holdings, Inc.
Term Loan, 5.62%, (USD LIBOR + 2.75%), Maturing August 19, 2022(3)	1,169	1,171,516
PetSmart, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	3,905	3,254,816
PFS Holding Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,149	1,251,865
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	504	441,000
Radio Systems Corporation
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	421	421,276

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Shutterfly, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024		525	$528,019
Staples, Inc.
Term Loan, 6.36%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024		597	592,802
Vivid Seats Ltd.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		2,007	2,005,977

			$28,396,105

Steel — 1.1%
Atkore International, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		1,368	$1,372,829
GrafTech Finance, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		2,750	2,753,437
Neenah Foundry Company
Term Loan, 8.67%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		780	776,100
Phoenix Services International, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		848	855,294
Zekelman Industries, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		661	662,395

			$6,420,055

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		373	$375,043
Hertz Corporation (The)
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		997	996,112
Kenan Advantage Group, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		109	107,430
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		357	353,272
PODS, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		620	621,960
Stena International S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,508	1,478,844
XPO Logistics, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		600	602,087

			$4,534,748

Telecommunications — 6.8%
CenturyLink, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,075	$5,005,253
Colorado Buyer, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,613	1,619,786
Digicel International Finance Limited
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,489	1,425,480
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,900	2,205,873
Frontier Communications Corp.
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		1,881	1,858,663
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,500	1,757,314
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,070	2,118,548

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings S.A.
Term Loan, 6.58%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,700	$1,783,937
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,127	1,104,154
Mitel Networks Corporation
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		421	422,520
Onvoy, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,703	1,649,495
Plantronics, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,325	1,324,834
Sprint Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,407	3,411,559
Syniverse Holdings, Inc.
Term Loan, 7.08%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		973	975,501
TDC A/S
Term Loan, Maturing May 31, 2025(4)		1,850	1,864,260
Term Loan, Maturing May 31, 2025(4)	EUR	4,325	5,053,372
Telesat Canada
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		4,558	4,560,426

			$38,140,975

Utilities — 3.0%
Brookfield WEC Holdings, Inc.
Term Loan, Maturing July 25, 2025(4)		2,200	$2,217,646
Calpine Construction Finance Company L.P.
Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		887	888,485
Calpine Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,080	3,085,189
Dayton Power & Light Company (The)
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		542	541,073
Granite Acquisition, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		109	109,655
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		2,386	2,411,251
Invenergy Thermal Operating I, LLC
Term Loan, 7.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		951	951,692
Lightstone Generation, LLC
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		91	91,818
Term Loan, 5.83%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,426	1,434,081
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		2,692	2,323,877
Talen Energy Supply, LLC
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		1,089	1,099,182
Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		714	719,785
USIC Holdings, Inc.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		200	199,760
Vistra Energy Corp.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		1,050	1,049,416

			$17,122,910

Total Senior Floating-Rate Loans (identified cost $811,710,001)			$803,500,096

Corporate Bonds & Notes — 5.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.0%(6)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	10	$10,453
TransDigm, Inc.
6.00%, 7/15/22	85	86,717
6.50%, 7/15/24	80	82,100

		$179,270

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	15	$14,756
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	53	50,932
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	124,800
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	50,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,268
5.875%, 6/15/24	60	59,850

		$346,481

Business Equipment and Services — 0.3%
First Data Corp.
7.00%, 12/1/23(9)	155	$162,556
5.00%, 1/15/24(9)	20	20,250
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,050
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	47,700
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	10	11,108
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)	1,325	1,351,500

		$1,634,164

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,075
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	156,841
5.75%, 1/15/24	10	10,125
5.375%, 5/1/25(9)	95	93,575
5.75%, 2/15/26(9)	45	44,856
CSC Holdings, LLC
5.25%, 6/1/24	10	9,650
DISH DBS Corp.
6.75%, 6/1/21	20	20,200
5.875%, 7/15/22	25	23,469
5.875%, 11/15/24	5	4,187

Security	Principal Amount* (000’s omitted)	Value
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	550	$537,625

		$915,603

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20	1,900	$1,795,500
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	45	46,294
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	30,600
5.625%, 10/1/24(9)	10	10,537

		$1,882,931

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
6.625%, 11/15/22	30	$30,975
5.75%, 7/15/25	70	70,175

		$101,150

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$25,813

		$25,813

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$25,656
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	35,657
6.375%, 8/15/25(9)	15	15,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,755	3,766,746
5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	950	963,775

		$4,807,284

Drugs — 0.7%
Bausch Health Companies, Inc.
7.50%, 7/15/21(9)	50	$51,100
5.625%, 12/1/21(9)	30	29,813
6.50%, 3/15/22(9)	807	844,485
7.00%, 3/15/24(9)	1,049	1,116,136
5.50%, 11/1/25(9)	1,725	1,733,090
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	70	70,678

		$3,845,302

Ecological Services and Equipment — 0.0%(6)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,125
Covanta Holding Corp.
5.875%, 3/1/24	25	25,062

		$50,187

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 0.0%(6)
NRG Yield Operating, LLC
5.375%, 8/15/24		20	$20,000
5.00%, 9/15/26		30	28,331

			$48,331

Electronics/Electrical — 0.0%(6)
Infor (US), Inc.
6.50%, 5/15/22		50	$50,875

			$50,875

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)		350	$351,214

			$351,214

Financial Intermediaries — 0.0%(6)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$40,875
JPMorgan Chase & Co., Series S
6.75%, to 2/1/24(11)(12)		80	87,500
Navient Corp.
5.50%, 1/15/19		115	116,236
5.00%, 10/26/20		25	25,063

			$269,674

Food Products — 0.1%
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	254	$333,391
Post Holdings, Inc.
8.00%, 7/15/25(9)		15	16,631

			$350,022

Food Service — 0.0%(6)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		65	$65,000

			$65,000

Health Care — 1.2%
Avantor, Inc.
6.00%, 10/1/24(9)		1,375	$1,377,578
Centene Corp.
4.75%, 5/15/22		20	20,325
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,500	1,402,500
Envision Healthcare Corp.
5.625%, 7/15/22		25	25,687
6.25%, 12/1/24(9)		13	13,910
HCA Healthcare, Inc.
6.25%, 2/15/21		85	88,719
HCA, Inc.
6.50%, 2/15/20		15	15,650
4.75%, 5/1/23		1,050	1,066,275
5.875%, 2/15/26		25	25,906

Security	Principal Amount* (000’s omitted)	Value
Hologic, Inc.
4.375%, 10/15/25(9)	30	$29,091
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	27	28,485
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	1,750	1,868,125
Teleflex, Inc.
5.25%, 6/15/24	20	20,700
Tenet Healthcare Corp.
6.00%, 10/1/20	60	62,550
4.375%, 10/1/21	600	600,750
8.125%, 4/1/22	45	48,094
6.75%, 6/15/23	5	5,095

		$6,699,440

Insurance — 0.0%(6)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$41,600

		$41,600

Internet Software & Services — 0.0%(6)
Netflix, Inc.
5.50%, 2/15/22	45	$46,631
5.875%, 2/15/25	55	56,524
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	37,600

		$140,755

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	700	$714,000
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,266
5.25%, 11/15/23(9)	40	40,300
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	40	40,350

		$819,916

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	30	$29,175
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	76,312
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	10	10,275
MGM Resorts International
6.625%, 12/15/21	90	96,135
7.75%, 3/15/22	25	27,438
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,075
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(9)	411	104,679

		$374,089

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.0%(6)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$117,600
Imperial Metals Corp.
7.00%, 3/15/19(9)	25	21,875
New Gold, Inc.
6.25%, 11/15/22(9)	70	66,150

		$205,625

Oil and Gas — 0.3%
Antero Resources Corp.
5.375%, 11/1/21	100	$101,750
5.625%, 6/1/23	5	5,125
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	25	25,125
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	700	708,750
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	125	128,437
Energy Transfer Equity, L.P.
5.875%, 1/15/24	30	31,275
Gulfport Energy Corp.
6.625%, 5/1/23	35	35,788
Matador Resources Co.
6.875%, 4/15/23	40	42,150
Newfield Exploration Co.
5.625%, 7/1/24	120	126,600
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	10	9,925
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	46,012
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	60	62,250
6.875%, 6/30/23(9)	25	26,000
SM Energy Co.
6.50%, 1/1/23	80	81,600
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,050

		$1,435,837

Publishing — 0.0%(6)
Tribune Media Co.
5.875%, 7/15/22	35	$35,350

		$35,350

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,134
Series B, 6.50%, 11/15/22	90	92,250
iHeartCommunications, Inc.
9.00%, 12/15/19(5)	953	748,105
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,000

Security	Principal Amount* (000’s omitted)	Value
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	85	$88,081
Univision Communications, Inc.
6.75%, 9/15/22(9)	241	246,724

		$1,261,294

Retailers (Except Food and Drug) — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,175	$834,250
L Brands, Inc.
6.875%, 11/1/35	15	13,012
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	139,050
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	60,450

		$1,046,762

Road & Rail — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$46,013

		$46,013

Software and Services — 0.0%(6)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$61,902
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	65	65,894

		$127,796

Surface Transport — 0.0%(6)
XPO Logistics, Inc.
6.50%, 6/15/22(9)	56	$57,750

		$57,750

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23	40	$41,100
CommScope Technologies, LLC
6.00%, 6/15/25(9)	45	46,575
5.00%, 3/15/27(9)	5	4,819
Frontier Communications Corp.
10.50%, 9/15/22	15	13,688
7.625%, 4/15/24	30	20,400
6.875%, 1/15/25	45	28,575
Intelsat Jackson Holdings S.A.
7.50%, 4/1/21	5	5,038
5.50%, 8/1/23	35	32,331
Level 3 Financing, Inc.
5.375%, 1/15/24	25	24,812
Sprint Communications, Inc.
7.00%, 8/15/20	490	513,275
6.00%, 11/15/22	5	5,067

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp.
7.25%, 9/15/21		225	$237,094
7.875%, 9/15/23		260	277,875
7.625%, 2/15/25		35	36,760
T-Mobile USA, Inc.
6.375%, 3/1/25		35	36,575
6.50%, 1/15/26		110	115,637
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	575	632,000

			$2,071,621

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(9)		1,050	$996,188
Vistra Energy Corp.
7.375%, 11/1/22		20	20,900
7.625%, 11/1/24		35	37,679
8.125%, 1/30/26(9)		25	27,570

			$1,082,337

Total Corporate Bonds & Notes (identified cost $31,065,417)			$30,369,486

Asset-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XVII
Series 2014-17A, Class C, 5.636%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)		$1,000	$1,004,998
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.212%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)		2,000	1,989,766
Series 2015-2A, Class E2, 7.539%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		1,000	1,006,289
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 7.439%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)		500	500,334
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 9.789%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)		1,200	1,210,960
Series 2015-5A, Class D, 8.448%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)		500	505,968
Cent CLO, L.P.
Series 2014-22A, Class D, 7.643%, (3 mo. USD LIBOR + 5.30%), 11/7/26(9)(10)		1,000	1,000,079
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 8.263%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)		1,000	1,000,652
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 7.598%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(10)		1,000	981,200
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.098%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)		1,200	1,186,129
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 9.048%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)		1,000	1,006,657
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 8.848%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)		1,200	1,219,744
Recette CLO, LLC
Series 2015-1A, Class E, 8.048%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)		1,000	1,003,985

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.819%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	$2,000	$2,034,057
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.548%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	1,600	1,636,391

Total Asset-Backed Securities (identified cost $16,621,982)		$17,287,209

Common Stocks — 2.7%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(2)(14)(15)	55	$658,428

		$658,428

Automotive — 0.1%
Dayco Products, LLC(14)(15)	18,702	$673,272

		$673,272

Business Equipment and Services — 1.0%
Education Management Corp.(2)(14)(15)	3,185,850	$0
RCS Capital Corp.(14)(15)	59,826	5,623,644

		$5,623,644

Electronics/Electrical — 0.1%
Answers Corp.(2)(14)(15)	93,678	$683,849

		$683,849

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(14)(15)	61,354	$4,908

		$4,908

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(2)(14)(15)	76,163	$0

		$0

Oil and Gas — 0.8%
AFG Holdings, Inc.(2)(14)(15)	29,086	$1,977,848
Fieldwood Energy, Inc.(14)(15)	19,189	1,036,206
Nine Point Energy Holdings, Inc.(2)(14)(16)	758	841
Paragon Offshore Finance Company, Class A(14)(15)	1,527	1,622
Paragon Offshore Finance Company, Class B(14)(15)	764	23,398
Samson Resources II, LLC, Class A(14)(15)	44,102	1,047,423
Southcross Holdings Group, LLC(2)(14)(15)	59	0
Southcross Holdings L.P., Class A(14)(15)	59	14,160

		$4,101,498

Security	Shares	Value
Publishing — 0.6%
Cumulus Media, Inc., Class A(14)(15)	38,163	$639,230
ION Media Networks, Inc.(2)(14)(15)	3,990	2,885,688

		$3,524,918

Total Common Stocks (identified cost $4,768,817)		$15,270,517

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(2)(14)(15)	3,545	$0

		$0

Oil and Gas — 0.0%(6)
Nine Point Energy Holdings, Inc., Series A, 12.00%(2)(14)(16)	14	$20,551

		$20,551

Total Convertible Preferred Stocks (identified cost $264,194)		$20,551

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,373,121
Invesco Senior Income Trust	483,234	2,092,403
Nuveen Credit Strategies Income Fund	365,228	2,881,649
Nuveen Floating Rate Income Fund	148,079	1,525,214
Nuveen Floating Rate Income Opportunity Fund	103,281	1,056,564
Voya Prime Rate Trust	396,676	1,971,480

Total Closed-End Funds (identified cost $12,168,732)		$10,900,431

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(2)(14)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(17)	14,683,556	$14,683,556

Total Short-Term Investments (identified cost $14,683,556)		$14,683,556

Total Investments — 157.9% (identified cost $891,282,699)		$892,031,846

Less Unfunded Loan Commitments — (0.1)%		$(588,552)

Net Investments — 157.8% (identified cost $890,694,147)		$891,443,294

Other Assets, Less Liabilities — (40.8)%		$(230,466,550)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.0)%		$(95,948,821)

Net Assets Applicable to Common Shares — 100.0%		$565,027,923

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05%.

(7)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $33,351,396 or 5.9% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Non-income producing security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $149,868.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,766,103	CAD	2,264,329	HSBC Bank USA, N.A.	8/31/18	$24,575	$—
USD	5,050,204	EUR	4,303,375	State Street Bank and Trust Company	8/31/18	7,542	—
USD	11,070,674	EUR	9,534,885	State Street Bank and Trust Company	8/31/18	—	(102,233)
USD	16,378,725	EUR	14,062,975	Goldman Sachs International	9/28/18	—	(135,155)
USD	1,048,078	EUR	895,500	State Street Bank and Trust Company	9/28/18	—	(3,490)
USD	875,566	EUR	749,164	State Street Bank and Trust Company	9/28/18	—	(4,162)
USD	16,898,072	EUR	14,415,198	Goldman Sachs International	10/31/18	—	(73,157)
USD	2,612,448	GBP	1,984,680	State Street Bank and Trust Company	10/31/18	—	(2,683)

						$32,117	$(320,880)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At July 31, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$841
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	20,551

Total Restricted Securities			$48,721	$21,392

At July 31, 2018, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $32,117 and $320,880, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$799,515,521	$3,396,023	$802,911,544
Corporate Bonds & Notes	—	30,369,486	—	30,369,486
Asset-Backed Securities	—	17,287,209	—	17,287,209
Common Stocks	—	9,063,863	6,206,654	15,270,517
Convertible Preferred Stocks	—	—	20,551	20,551
Closed-End Funds	10,900,431	—	—	10,900,431
Miscellaneous	—	—	0	0
Short-Term Investments	—	14,683,556	—	14,683,556
Total Investments	$10,900,431	$870,919,635	$9,623,228	$891,443,294
Forward Foreign Currency Exchange Contracts	$—	$32,117	$—	$32,117
Total	$10,900,431	$870,951,752	$9,623,228	$891,475,411

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(320,880)	$—	$(320,880)
Total	$—	$(320,880)	$—	$(320,880)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	September 24, 2018